Property, Plant and Equipment - Additional Information (Details) € in Millions	1 Months Ended	6 Months Ended
	Dec. 31, 2018 lease	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about investment property [line items]
Firm orders of property, plant and equipment		€ 764
Property, plant and equipment leased - right-of-use assets		1,473	€ 1,198
Lease liability		1,489	€ 1,163
Cambridge, Massachusetts
Disclosure of detailed information about investment property [line items]
Number of lease agreements signed | lease	2
Initial lease term	15 years
Office space, Cambridge, Massachusetts
Disclosure of detailed information about investment property [line items]
Property, plant and equipment leased - right-of-use assets		313
Laboratory facilities, Cambridge, Massachusetts
Disclosure of detailed information about investment property [line items]
Lease liability		€ 479